Document and Entity Information	Jul. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 28, 2026
Entity Registrant Name	INNIO N.V.
Entity Incorporation State Country Code	P7
Entity File Number	001-43329
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	1101 W. St. Paul Ave.
Entity Address City Or Town	Waukesha
Entity Address State Or Province	WI
Entity Address Postal Zip Code	53188
City Area Code	1.262
Local Phone Number	547.3311
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common shares, nominal value €0.04 per share
Trading Symbol	INIO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0002109150